AMERICAN BEACON ADVISORS, INC.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

July 7, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C.  20549

Re:	American Beacon Flexible Bond Fund, a series of American Beacon Funds
File Nos. 033-11387; 811-04984 (the “Registrant”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 113 to Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 1, 2011.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

Sincerely,

/s/ John J. Okray
John J. Okray
Assistant General Counsel

Cc:    Francine J. Rosenberger, Esq.
K&L Gates, LLP